Non-current asset held for sale and discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	6 Months Ended
		Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Tax expense (income)			€ 711.0	€ 379.0	[1],[2]
Property, Plant And Equipmenet, Disposal Group Including Discontinued Operations			760.0
Right Of Use Assets, Disposal Group Including Discontinued Operations			116.0
Goodwill, Disposal Group Including Discontinued Operations			7,255.0
Other Intangible Assets, Disposal Group Including Discontinued Operations			2,928.0
Inventories, Disposal Group Including Discontinued Operations			600.0
Accounts Receivables, Disposal Group Including Discontinued Operations			989.0
Other Assets, Disposal Group Including Discontinued Operations			841.0
Assets Of Disposal Group Including Discontinued Operations			13,489.0
Lease Liabilities, Disposal Group Including Discontinued Operations			112.0
Non-Current Provisions And Other Non-Current Liabilities, Disposal Group Including Discontinued Operations			204.0
Accounts Payable, Disposal Group Including Discontinued Operations			797.0
Current Provisions And Other Current Liabilities, Disposal Group Including Discontinued Operations			570.0
Other Liabilities, Disposal Group Including Discontinued Operations			448.0
Liabilities Of Disposal Group Including Discontinued Operations			2,131.0
Revenue From Disposal Group Including Discontinued Operations	[3]		1,736.0	2,645.0
Operating Revenue, Disposal Group Including Discontinued Operations	[3]		266.0	277.0
Gain on Disposal of Opella, Disposal Group Including Discontinued Operations			2,781.0	0.0
Income Before Tax And Investments Accounted For Using The Equity Method, Disposal Group Including Discontinued Operations			3,039.0	278.0
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations	[4]		(158.0)	(85.0)
Net (income)/loss of the exchanged/held-for-exchange Animal Health business			€ 2,881.0	€ 202.0	[2]
Average number of shares outstanding (in shares)			1,225,500,000	1,249,400,000	[2]
Adjusted weighted average number of ordinary shares outstanding			1,230,700,000	1,253,800,000	[2]
Basic earnings (loss) per share from discontinued operations			€ 2.34	€ 0.16	[2]
Diluted earnings (loss) per share from discontinued operations			€ 2.33	€ 0.16	[2]
Opella Business
Disclosure of analysis of single amount of discontinued operations [line items]
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations			€ 88.0
Net (income)/loss of the exchanged/held-for-exchange Animal Health business		€ 2,700.0

[1]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a) For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control date (see Note B.1.).
[4]	(b) In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.